Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015
Accounting Policies [Abstract]
Property and Equipment Estimated Useful life
All other additions are recorded at cost, and depreciation is computed using the straight-line method over the following estimated useful lives:

Asset Class	Estimated Useful Life
Buildings and improvements	40 years
Equipment	3 to 7 years
Furniture and fixtures	7 years
Leasehold improvements	Shorter of the estimated useful life or the term of the lease, considering renewal options expected to be exercised.

Accumulated Other Comprehensive Income (Loss)

Accumulated other comprehensive income (loss) consisted of the following:

	September 30, 2015	September 30, 2014
Foreign currency translation adjustment	$(19,293)	$(5,290)
Unrealized loss on financial derivatives	(2,344)	(2,130)
Tax effect	917	841
Unrealized loss on financial derivatives, net	(1,427)	(1,289)
Accumulated other comprehensive (loss) gain	$(20,720)	$(6,579)

Calculation of Weighted Average Shares Outstanding
The following table reflects the calculation of weighted average shares outstanding for each period presented:

	Year Ended September 30,
	2015	2014	2013
Weighted-average common shares outstanding for basic	49,578,130	49,227,466	48,472,240
Effect of dilutive securities:
Stock option awards	481,039	605,487	814,802
Restricted share awards	114,309	114,746	98,293
Weighted-average shares assuming dilution	50,173,478	49,947,699	49,385,335

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following table includes the number of shares that may be dilutive common shares in the future. These shares were not included in the computation of diluted net income per share because the effect was either anti-dilutive or the requisite performance condition was not met.

	Three Months Ended December 31,
	2015	2014
Stock option awards	679,995	1,394,330
Restricted stock awards	88,407	266,497

The following table includes the number of shares that may be dilutive common shares in the future. These shares were not included in the computation of diluted earnings per share because the effect was either antidilutive or the performance condition was not met.

	Year Ended September 30,
	2015	2014	2013
Stock options awards	1,313,689	925,003	1,558,114
Restricted stock awards	—	21,321	137,091